Ziegler Floating Rate Fund
Ziegler Floating Rate Fund
ZIEGLER FLOATING RATE FUND

Class A (ZFLAX)

Class C (ZFLCX)

Institutional Class (ZFLIX)

Supplement dated February 23, 2018 to the

Prospectus dated January 31, 2018

The Average Annual Total Returns table is deleted and replaced in its entirety with the table below which reflects the corrected Class A and Class C Return Before Taxes for 1 Year and Since Inception periods.

Average Annual Total Returns For the Calendar Year Ended December 31, 2017
Average Annual Returns - Ziegler Floating Rate Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Class	Institutional Class Return Before Taxes	4.75%	6.19%	Apr. 01, 2016
Class A	Class A Return Before Taxes	0.06%	3.33%	Apr. 01, 2016
Class C	Class C Return Before Taxes	2.72%	5.17%	Apr. 01, 2016
After Taxes on Distributions | Institutional Class	Institutional Class Return After Taxes on Distributions	2.60%	4.35%
After Taxes on Distributions and Sale of Fund Shares | Institutional Class	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	2.67%	3.89%
Credit Suisse Leveraged Loan Index (reflects no deduction for fees, expenses, or taxes)	Credit Suisse Leveraged Loan Index (reflects no deduction for fees, expenses, or taxes)	4.26%	7.23%	Apr. 01, 2016

Please retain this supplement for future reference.